Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		91 Months Ended	97 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Mar. 31, 2014
Other Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 431,461	$ 431,461
Operating expenses:
General and administrative expenses	808,483	117,649	1,445,492	278,411	1,526,075	333,503	3,662,040	4,993,967
Research and development expenses	487,090	9,240	630,756	11,290	218,901	87,021	866,673	1,610,996
Total operating expenses	1,295,573	126,889	2,076,248	289,701	1,744,976	420,524	4,528,713	6,604,963
Operating loss	(1,295,573)	(126,889)	(2,076,248)	(289,701)	(1,744,976)	(420,524)	(4,097,252)	(6,173,502)
Other (expense) income:
Interest expense	(27,765)	(45,804)	(55,530)	(88,212)	(108,879)	(156,865)	(588,597)	(644,125)
Loss on issuance of warrants	(7,541,693)	0	(7,541,693)	0				(7,541,693)
Adjustment to fair value of derivative	484,875	0	484,875	0				484,875
Other income	0	17	0	20	64	478	53,978	53,977
Total other expense	(7,084,583)	(45,787)	(7,112,348)	(88,192)	(108,815)	(156,387)	(534,619)	(7,646,966)
Net loss	$ (8,380,156)	$ (172,676)	$ (9,188,596)	$ (377,893)	$ (1,853,791)	$ (576,911)	$ (4,631,871)	$ (13,820,468)
Net loss per common share basic and diluted	$ (0.12)	$ (0.03)	$ (0.14)	$ (0.07)	$ (0.09)	$ (0.10)
Weighted average number of shares outstanding	67,344,404	5,645,212	63,744,820	5,645,212	21,366,752	5,645,212